Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note B: Goodwill and Other Intangible Assets

The following table shows the changes in goodwill by reportable segment and in total.  The information has been reclassified to conform to the presentation of the Corporation’s current reportable segments. For further information on the reorganization, please see Note O.

December 31	Mid- America Group	Southeast Group	West Group	Total
(add 000)	2016
Balance at beginning of period	$281,403	$50,346	$1,736,486	$2,068,235
Acquisitions	—	—	91,174	91,174
Divestitures	—	—	(72)	(72)
Balance at end of period	$281,403	$50,346	$1,827,588	$2,159,337

	2015
Balance at beginning of period	$282,117	$50,346	$1,736,336	$2,068,799
Acquisitions	—	—	8,464	8,464
Adjustments to purchase price allocations	—	—	(3,096)	(3,096)
Divestitures	(714)	—	(5,218)	(5,932)
Balance at end of period	$281,403	$50,346	$1,736,486	$2,068,235

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2016
Noncompetition agreements	$6,274	$(6,106)	$168
Customer relationships	45,755	(13,636)	32,119
Operating permits	455,095	(19,493)	435,602
Use rights and other	16,946	(9,239)	7,707
Trade names	12,800	(5,681)	7,119
Total	$536,870	$(54,155)	$482,715

	2015
Noncompetition agreements	$6,274	$(6,069)	$205
Customer relationships	35,805	(10,448)	25,357
Operating permits	450,419	(12,294)	438,125
Use rights and other	16,746	(8,030)	8,716
Trade names	12,800	(3,408)	9,392
Total	$522,044	$(40,249)	$481,795

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Building Materials Business	Magnesia Specialties	Total
(add 000)	2016
Operating permits	$6,600	$—	$6,600
Use rights	19,152	—	19,152
Trade names	280	2,565	2,845
Total	$26,032	$2,565	$28,597
	2015
Operating permits	$6,600	$—	$6,600
Use rights	19,312	—	19,312
Trade names	280	2,565	2,845
Total	$26,192	$2,565	$28,757

During 2016, the Corporation acquired $15,134,000 of intangibles, consisting of the following:

(add 000, except year data)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$9,950	10.3 years
Operating permits	4,984	40.6 years
Other	200	1.5 years
Total	$15,134	20.2 years

Total amortization expense for intangible assets for the years ended December 31, 2016, 2015 and 2014 was $13,922,000, $13,962,000 and $9,311,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2017	$14,375
2018	13,417
2019	12,107
2020	11,727
2021	11,021
Thereafter	420,068
Total	$482,715